Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
SCHEDULE II
ION GEOPHYSICAL CORPORATION AND SUBSIDIARIES
VALUATION AND QUALIFYING ACCOUNTS

Year Ended December 31, 2013	Balance at Beginning of Year	Charged (Credited) to Costs and Expenses	Deductions	Balance at End of Year
	(In thousands)
Allowances for doubtful accounts	$6,711	$12,040	$(11,529)	$7,222
Warranty	1,041	538	(936)	643
Valuation allowance on deferred tax assets	63,261	88,112	(338)	151,035
Excess and obsolete inventory	14,239	18,644	(328)	32,555

Year Ended December 31, 2014	Balance at Beginning of Year	Charged (Credited) to Costs and Expenses	Deductions	Balance at End of Year
	(In thousands)
Allowances for doubtful accounts	$7,222	$7,275	$(6,864)	$7,633
Allowances for doubtful notes receivable	—	4,000	—	4,000
Warranty	643	381	(625)	399
Valuation allowance on deferred tax assets	151,035	54,229	—	205,264
Excess and obsolete inventory	32,555	6,952	(9,703)	29,804

Year Ended December 31, 2015	Balance at Beginning of Year	Charged (Credited) to Costs and Expenses	Deductions	Balance at End of Year
	(In thousands)
Allowances for doubtful accounts	$7,633	$1,841	$(4,555)	$4,919
Allowances for doubtful notes receivable	4,000	—	—	4,000
Warranty	399	13	(288)	124
Valuation allowance on deferred tax assets	205,264	(11,009)	—	194,255
Excess and obsolete inventory	29,804	151	(5,480)	24,475